LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Schedule of Expected Future Benefits
TAT expects to pay $1,409 in future benefits to their employees during 2021 through 2030 upon their normal retirement age. The amount was determined based on the employee’s current salary rates and the number of service years that will be accumulated upon the retirement date. These amounts do not include amounts that might be paid to employees that will cease working for the Israeli company before their normal retirement age.

Year	Amount
2021	$54
2022	166
2023	240
2024	43
2025	-
Thereafter (through 2030)	906
Total	$1,409